FT Vest Laddered Moderate Buffer ETF Average Annual Total Returns		12 Months Ended	14 Months Ended	31 Months Ended	38 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	35.21%	20.70%	9.91%	10.66%	11.93%	13.06%	13.03%	13.81%	15.35%
FT Vest Laddered Moderate Buffer ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.69%	17.14%
Performance Inception Date	Oct. 25, 2023
FT Vest Laddered Moderate Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.69%	17.14%
FT Vest Laddered Moderate Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	13.11%